INCOME TAXES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%
Net operating losses	$ 36,191,334	$ 24,270,506		$ 4,639,915
Unrecognized uncertain tax positions	0	0	$ 0
Interest and penalties	0	$ 0	$ 0
Unrecognized tax benefits, period increase decrease	$ 0
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	17.00%